SHARE-BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 31, 2020 shares	Jan. 17, 2020 CNY (¥) shares	Jan. 16, 2020 CNY (¥)	Feb. 22, 2019 $ / shares shares	Oct. 31, 2017 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) director $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 $ / shares shares	Jun. 17, 2022 shares	May 28, 2021 shares	Jul. 15, 2020 shares	Oct. 29, 2019 shares	Dec. 31, 2018 $ / shares
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 371,000	$ 53,789		¥ 621,876		¥ 526,171
Share based payment award, stock options granted						2,787,738	2,787,738		2,698,245
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001					$ 0.0001
Stock options exercisable							519,377	0
Share-based compensation arrangement by share-based payment award, number of additional shares authorized | ¥											91,051
Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 239,272	$ 34,691		¥ 406,683		209,033
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						117,876	17,090		201,926		284,431
Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 13,852	$ 2,008		¥ 13,267		32,707
One Performance Condition
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						75.00%	75.00%
Employee Stock Option
SHARE-BASED COMPENSATION
Share based payment award, stock options surrendered, exercise price | $ / shares													$ 1.0
Employee Stock Option | Lei Fang
SHARE-BASED COMPENSATION
Share based payment award, stock options surrendered													130,000
Restricted shares
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized																7,686,081
Restricted shares | Tranche One | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Restricted shares | Tranche Two | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Restricted shares | Tranche Three | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Restricted shares | Tranche Four | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Restricted shares | One Performance Condition | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage									20.00%
Restricted shares | Two Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage									40.00%
Restricted shares | Three Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage									60.00%
Restricted shares | Four Performance Conditions | Third One Third Portion
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage									80.00%
Share price based awards
SHARE-BASED COMPENSATION
Share based payment award, vesting period						90 days	90 days
Share price based awards | Tranche One
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						75.00%	75.00%
Share price based awards | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						100.00%	100.00%
2019 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized																	100,000
Share based payment award, stock options granted									72,000
Exercise price | $ / shares								$ 6.09
2017 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥			¥ 0						¥ 3,126		¥ 126,293
Number of shares granted		9,609,084
Share based payment award, maximum shares authorized		9,609,084			13,376,865
Share based payment award, stock options surrendered, exercise price | $ / shares								$ 1.00		$ 1.00
Stock options exercisable							1,782,617	2,569,017
Number of shares unvested	332,566	332,566							10,500		338,876
2017 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									¥ 2,835		¥ 52,802
2017 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									(225)		69,214
2017 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									516		4,277
2017 Plan | Senior Management Employees
SHARE-BASED COMPENSATION
Number of shares unvested		83,142
2017 Plan | Employee Stock Option
SHARE-BASED COMPENSATION
Share based payment award, vesting period					3 years
2017 Plan | Employee Stock Option | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage					50.00%
2017 Plan | Employee Stock Option | Tranche Three
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage					50.00%
2018 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥		¥ 91,051							4,790		113,937	¥ 0
Number of shares granted		11,005,888
Share based payment award, vesting period						2 years	2 years
Share based payment award, maximum shares authorized				14,005,745						15,452,620
Stock options exercisable							1,508,393
2018 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									4,478		48,055
2018 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									55		65,656
2018 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									257		¥ 226
2018 Plan | Tranche One
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						50.00%	50.00%
2018 Plan | Tranche Two
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						50.00%	50.00%
2018 Plan | Dr. Zang
SHARE-BASED COMPENSATION
Share based payment award, stock options granted exercise price | $ / shares				$ 1.0
2018 Plan | Senior Management Employees
SHARE-BASED COMPENSATION
Number of shares unvested		2,544,917
2018 Plan | Restricted shares
SHARE-BASED COMPENSATION
Granted											1,328,120
Share based payment award, stock options granted exercise price | $ / shares										$ 1.00
Number of shares outstanding										762,920
2019 Plan
SHARE-BASED COMPENSATION
Stock options exercisable							48,000	24,000
Number of independent directors | director							3
2019 plan
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 288	$ 42		707		¥ 1,171
Share based payment award, stock options granted											72,000
Share based payment award, stock options granted exercise price | $ / shares										$ 6.09
Stock options exercisable							48,000
Number of shares outstanding								72,000
2019 plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						288	$ 42		707		¥ 1,171
2019 plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						0	0		0		0
2019 plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 0	$ 0		¥ 0		¥ 0
2020 Plan
SHARE-BASED COMPENSATION
Share based payment award, stock options surrendered, exercise price | $ / shares							$ 7.65	$ 6.23		5.91
Share based payment award, stock options granted						2,026,300	2,026,300
Share based payment award, stock options granted exercise price | $ / shares							$ 9.20	$ 18.85		$ 5.91
Stock options exercisable							353,949
Number of shares unvested						170,490	170,490		111,495		24,365
2020 Plan | Restricted shares
SHARE-BASED COMPENSATION
Number of shares granted						755,734	755,734
Number of shares cancelled						270,482	270,482		198,872		13,461
Granted						755,734	755,734		1,649,045		4,093,079
Number of shares outstanding							1,246,811	1,481,791
2020 plan
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Share based payment award, vesting period						4 years	4 years
Share based payment award, maximum shares authorized																10,760,513
Share based payment award, stock options granted						2,026,300	2,026,300		133,913		1,068,733
Stock options exercisable							353,949	192,340
Number of shares unvested						170,490	170,490
Number of additional shares authorized						1,446,875	1,446,875
Share based compensation arrangement, shares vested						245,305	245,305
2020 plan | Employee Stock Option
SHARE-BASED COMPENSATION
Restricted share units were vested but not issued as ordinary shares									1,328,120
2020 plan | Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									¥ 58,887		¥ 112,251
2020 plan | Restricted shares | Third One Third Portion
SHARE-BASED COMPENSATION
Number of days for calculating the weighted average market value of shares						30 days	30 days
Share based compensation equity instruments other than options aggregate fair value vested in period | $							$ 2,000,000
2020 plan | Restricted shares | Second One Third Portion
SHARE-BASED COMPENSATION
Number of days for calculating the weighted average market value of shares						30 days	30 days
Average market value of shares						20.00%	20.00%
2020 plan | Restricted shares | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									54,011		25,985
2020 plan | Restricted shares | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									4,156		67,181
2020 plan | Restricted shares | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense | ¥									720		19,085
2021 plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized															12,023,618
2021 plan | Restricted shares
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized															6,011,809
2021 plan | Restricted shares | Second One Third Portion
SHARE-BASED COMPENSATION
Average market value of shares						20.00%	20.00%
2020 plan
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 45,811	$ 6,643		26,879		16,411
2020 plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						25,897	3,755		8,702		4,357
2020 plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						17,068	2,475		14,915		10,435
2020 plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						2,846	413		3,262		1,619
2020 plan | Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 59,668	$ 8,651		¥ 354,272		¥ 156,108
Restricted share units were vested but not issued as ordinary shares						755,734	755,734		1,649,045		4,093,079
2020 plan | Restricted shares | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 37,399	$ 5,422		¥ 227,392		¥ 76,663
2020 plan | Restricted shares | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						18,055	2,618		118,368		71,945
2020 plan | Restricted shares | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						4,214	611		8,512		7,500
2021 Plan
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 114,799	$ 16,643		¥ 55,656
Share based payment award, vesting period						4 years	4 years
Share based payment award, stock options surrendered, exercise price | $ / shares							$ 18.21	$ 26.39
Share based payment award, stock options granted						2,787,738	2,787,738		2,698,245
Share based payment award, stock options granted exercise price | $ / shares							$ 9.20	$ 26.43
Stock options exercisable							519,377
Number of shares unvested						880,304	880,304		253,805
Share based compensation arrangement, shares vested						565,579	565,579
2021 Plan | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 75,980	$ 11,016		¥ 35,226
2021 Plan | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						36,104	5,234		20,430
2021 Plan | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						2,715	393
2021 Plan | Restricted shares
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 150,434	$ 21,810		¥ 117,559		0
Number of shares granted						821,215	821,215
Number of shares cancelled						301,908	301,908		170,913
Granted						821,215	821,215		1,827,166
Number of shares outstanding							1,035,973	1,656,253
2021 Plan | Restricted shares | Administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 99,708	$ 14,456		¥ 73,332		0
2021 Plan | Restricted shares | Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense						46,649	6,763		44,227		0
2021 Plan | Restricted shares | Equity in loss of an affiliate
SHARE-BASED COMPENSATION
Share-based compensation expense						¥ 4,077	$ 591		¥ 0		¥ 0
2022 Plan
SHARE-BASED COMPENSATION
Share based payment award, vesting percentage						25.00%	25.00%
Share based payment award, maximum shares authorized														13,148,594
Share based payment award, stock options granted						0	0
2022 Plan | Restricted share units
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized														7,670,017